Cash Flow Information	12 Months Ended
Dec. 31, 2017
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Cash Flow Information

34. Cash Flow Information

Cash flows from operating activities determined by the indirect method are as follows:

	For the year ended
	December 31
	2017	2016
	$	$

CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES

Net income for the year	97.0	130.5
Add (deduct) items not affecting cash:
Depreciation of property and equipment	54.6	51.2
Amortization of intangible assets	80.2	75.7
Deferred income taxes	(26.4)	12.6
Loss (gain) on sale of property and equipment	0.2	1.5
Realized gain on available-for-sale equity securities	(9.6)	-
Gain on sale of a subsidiary	(54.6)	-
Share-based compensation	9.5	8.9
Provision for self-insured liabilities and claims	26.2	12.8
Share of income from joint ventures and associates	(2.6)	(2.4)
Other non-cash items	5.0	(2.6)

	179.5	288.2

Trade and other receivables	70.7	32.8
Unbilled revenue	58.9	1.9
Prepaid expenses	15.9	(1.5)
Income taxes recoverable	143.7	(4.8)
Trade and other payables	(172.8)	1.7
Deferred revenue	(32.2)	(32.6)

	84.2	(2.5)

Cash flows from operating activities	263.7	285.7

A reconciliation of liabilities arising from financing activities for the year ended December 31, 2017 is as follows:

		Statement of Cash Flows		Non-cash Changes
	January 1		Repayments	Foreign		December 31
	2017	Proceeds	or Payments	Exchange	Other	2017
	$	$	$	$	$	$

Revolving credit facilities	416.1	259.4	(462.4)	(3.2)	-	209.9
Term loan	454.1	-	-	3.3	1.1	458.5
Finance lease obligations	23.1	-	(12.7)	(0.1)	0.1	10.4
Dividends to shareholders	12.8	-	(55.5)	-	57.0	14.3

Total liabilities from financing activities	906.1	259.4	(530.6)	-	58.2	693.1